SCHEDULE OF OPERATING SEGMENT (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Operating expenses includes revenue share expense	$ 22,210	$ 17,644	$ 37,898	$ 30,148